Transactions with Related Parties	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4.           Transactions with Related Parties

On March 13, 2024, the Company awarded a consultant affiliated with our chief executive officer a one-time bonus of $3 million, half of which is payable immediately upon the delivery of the newbuilding vessel Hull NE442 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the agreement dated May 13, 2022) and the balance at the delivery of Hull NE443 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the other agreement dated May 13, 2022), in each case assuming Athanasios Feidakis remains Chief Executive Officer at each such relevant time, i.e. August 20, 2024 and September 20, 2024, respectively.

As at June 30, 2024 $2 million have been accrued and are included in the “Accrued liabilities and other payables” line of the Condensed Consolidated Statement of Financial Position.

Following the successful delivery of the newbuilding vessel Hull NE442, named GLBS Might, the Company paid the $1.5 million bonus on August 26, 2024 to the consultant as per the aforementioned award.

Details and nature of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2024 and are discussed in Note 4 of the Company’s consolidated financial statements as at and for the year ended December 31, 2023, included in the 2023 Annual Report. As of June 30, 2024 the balance due to Related parties was $384 ($184 as of December 31, 2023) and are included in Trade accounts payables in the accompanying Statement of Financial Position.